Shareholders' Equity	12 Months Ended
Jul. 31, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 15 — SHAREHOLDERS’ EQUITY

CTW Cayman was incorporated as an exempted company with limited liability under the laws of Cayman Islands on November 15, 2024. The Company is authorized to issue 500,000,000 ordinary shares, par value $0.0001 per share and 1 ordinary share were issued on November 15, 2024.

On May 15, 2025, the Company completed the following share re-structure: 1) 200,000,000 authorized but unissued ordinary shares in the capital of the Company each be redesignated as a Class A ordinary share of US$0.0001 par value each; 2) the one issued and 19,999,999 authorized but unissued ordinary shares in the capital of the Company each be redesignated as a Class B ordinary share of US$0.0001 par value each; 3) the remaining 280,000,000 authorized but unissued ordinary shares be redesignated as share of a par value of US$0.0001 each of such class or classes as the Board of Directors may determine in accordance with the Amended M&A; 4) re-designated the 1 ordinary share beneficially owned by Mr. Sasaki, Founder, CEO and Chairman of Board of Directors, then issued and outstanding into Class B ordinary shares on a one-for-one basis; 5) the Company issued 48,000,000 Class A ordinary shares and 11,999,999 Class B ordinary shares to Mr. Sasaki, Founder, CEO, and Chairman of Board of Directors. (“Share Reorganization”)

Holders of Class A ordinary shares and Class B ordinary shares will have the same rights except for voting and conversion rights. Each Class A ordinary share will be entitled to one vote, and will not be convertible into Class B ordinary shares under any circumstances. Each Class B ordinary share will be entitled to ten (10) votes, subject to certain conditions, and will be convertible into one Class A ordinary share at any time by the holder thereof. Upon any sale, transfer, assignment or disposition of any Class B ordinary share by the holder thereof to any non-affiliate of such holder, each of such Class B ordinary share will be automatically and immediately converted into one Class A ordinary share.

Initial public offering. On August 7, 2025, the Company issued 2,400,000 Class A ordinary shares at $5.00 per share, generating gross proceeds of $12,000,000 and cash proceeds at closing of $10,645,000 after $1,355,000 of underwriting discounts and closing costs. Total offering costs of $2,756,303 were charged to additional paid-in capital. They comprised $1,355,000 of underwriting discounts and costs deducted from the gross proceeds at closing, of which $309,671 had been accrued before the IPO; $1,144,552 paid by CTW Japan before the IPO, translated at the exchange rate on the IPO date; and $114,671 paid during 2026 and $142,080 representing the fair value of 96,000 Class A ordinary shares issued to an IPO consulting firm on February 9, 2026. The award vested in full on the grant date. The grant date fair value of the $142,080, or $1.48 per share, is based on the closing price of the Class A ordinary shares on Nasdaq on the grant date. The shares were not granted under any of the Group’s existing share-based compensation plan as discussed in further detail in Note 16 below. Deferred offering costs of $1,454,223, comprising the $1,144,552 paid by CTW Japan and the $309,671 accrued, were reclassified to equity upon completion. The option to purchase up to 360,000 additional shares expired unexercised.

Share incentive reserve. On January 29, 2026, the Company issued 2,120,000 Class A ordinary shares to the plan trustee to reserve for delivery under the 2025 Equity Incentive Plan. These shares are legally issued but are excluded from outstanding shares until delivered. During 2026, 24,000 shares were delivered for RSU settlements and 9,048 shares for option exercises. At July 31, 2026, 52,616,000 Class A shares were legally issued, of which 2,086,952 were held in reserve and 50,529,048 were outstanding. At July 31, 2025, 48,000,000 Class A shares were issued and outstanding. There were 12,000,000 Class B shares issued and outstanding at each date.

	For the years ended July 31,
	2026	2025	2024
Class A outstanding, beginning of year	48,000,000	48,000,000	48,000,000
IPO	2,400,000	—	—
RSU settlements and consulting share award	120,000	—	—
Option exercises	9,048	—	—
Class A outstanding, end of year	50,529,048	48,000,000	48,000,000
Class B outstanding, end of year	12,000,000	12,000,000	12,000,000
Total outstanding, end of year	62,529,048	60,000,000	60,000,000

Statutory reserves. CTW Japan allocated ¥69,500,000 ($673,339) of contributed capital to a capital reserve that is restricted from distribution. PRC entities are required to appropriate 10% of after-tax profits to a statutory reserve until it reaches 50% of registered capital. AinekoX also maintains a legal reserve under Taiwan law. These requirements restrict distributions to the Company. Statutory reserves were $691,380 and $676,416 at July 31, 2026 and 2025, respectively; the 2026 increase of $14,964 was an appropriation from retained earnings by AinekoX.

Restricted net assets. Laws in Japan, Singapore, Taiwan and the PRC permit the Company’s subsidiaries and VIEs to pay dividends only out of retained earnings determined under local accounting standards and, in the PRC, after appropriations to statutory reserves. Restricted net assets, comprising the paid-in capital and statutory reserves of these entities, were $1,569,695 and $1,554,731 as of July 31, 2026 and 2025, respectively.